Income taxes (Tables)	12 Months Ended
Jun. 30, 2024
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Summary of Income taxes

	2024	2023	2022 restated
	A$’000	A$’000	A$’000

Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	(27,049)	(20,736)	(25,382)
Tax at the statutory tax rate of 25%	(6,762)	(5,184)	(6,345)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Research and d evelopment claim	—	—	—
Amortisation of intangibles	467	467	467
Employee option plan	133	289	419
Gain/loss on revaluation of contingent consideration	(22)	(847)	38

	(6,184)	(5,275)	(5,421)
Adjustment recognised for prior periods	—	—	16
Adjustment to deferred tax balances as a result of change in statutory tax rate	—	—	(113)
Tax losses and timing differences not recognised	5,913	5,004	5,150

Income tax benefit	(271)	(271)	(368)

	2024 A$’000	2023 A$’000	2022 restated A$’000

Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recogni s ed-Australia	139,430	120,412	96,519
Potential tax benefit @ 25.0% - Australia	34,858	30,103	24,130
Unused tax losses for which no deferred tax asset has been recogni s ed US	7,836	4,305	2,380
Potential tax benefit @ 21%-US	1,646	904	500